FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA BB

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

Separate Account VA BB

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA BB

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA BB indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA BB as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP High Income Initial Class
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Overseas Initial Class
Fidelity® VIP Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA BB based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA BB in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the investee mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA BB since 2014.

Transamerica Life Insurance Company

Separate Account VA BB

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Equity-Income Initial Class	64,563.986	$1,451,192	$1,604,415	$(4)	$1,604,411	12,312	$130.314242	$130.314242
Fidelity® VIP Government Money Market Initial Class	3,747.670	3,748	3,748	(1)	3,747	206	18.175426	18.175426
Fidelity® VIP Growth Initial Class	16,952.157	1,298,569	1,578,246	4	1,578,250	6,435	245.263146	245.263146
Fidelity® VIP High Income Initial Class	29,819.956	156,292	137,172	-	137,172	2,881	47.604415	47.604415
Fidelity® VIP Overseas Initial Class	6,048.669	130,324	156,177	-	156,177	3,245	48.127723	48.127723

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA BB

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Fidelity® VIP Equity-Income Initial Class	$1,604,411	$-	$1,604,411
Fidelity® VIP Government Money Market Initial Class	3,747	-	3,747
Fidelity® VIP Growth Initial Class	1,578,250	-	1,578,250
Fidelity® VIP High Income Initial Class	137,172	-	137,172
Fidelity® VIP Overseas Initial Class	156,177	-	156,177

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA BB

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Government Money Market Initial Class Subaccount	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP High Income Initial Class Subaccount

Net Assets as of December 31, 2021:	$1,770,043	$51,321	$1,613,310	$144,324

Investment Income:
Reinvested Dividends	30,418	54	8,123	6,752
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,946	227	19,650	1,949

Net Investment Income (Loss)	6,472	(173)	(11,527)	4,803

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	53,373	-	97,770	-
Realized Gain (Loss) on Investments	9,294	-	7,845	(479)

Net Realized Capital Gains (Losses) on Investments	62,667	-	105,615	(479)
Net Change in Unrealized Appreciation (Depreciation)	(181,307)	-	(506,436)	(22,628)

Net Gain (Loss) on Investment	(118,640)	-	(400,821)	(23,107)

Net Increase (Decrease) in Net Assets Resulting from Operations	(112,168)	(173)	(412,348)	(18,304)

Increase (Decrease) in Net Assets from Contract Transactions	(76,107)	(47,523)	(2,180)	-

Total Increase (Decrease) in Net Assets	(188,275)	(47,696)	(414,528)	(18,304)

Net Assets as of December 31, 2022:	$1,581,768	$3,625	$1,198,782	$126,020

Investment Income:
Reinvested Dividends	29,568	176	1,836	7,500
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,952	55	20,552	1,929

Net Investment Income (Loss)	6,616	121	(18,716)	5,571

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	44,382	-	65,836	-
Realized Gain (Loss) on Investments	5,177	-	18,353	(593)

Net Realized Capital Gains (Losses) on Investments	49,559	-	84,189	(593)
Net Change in Unrealized Appreciation (Depreciation)	78,923	-	341,333	6,173

Net Gain (Loss) on Investment	128,482	-	425,522	5,580

Net Increase (Decrease) in Net Assets Resulting from Operations	135,098	121	406,806	11,151

Increase (Decrease) in Net Assets from Contract Transactions	(112,455)	1	(27,338)	1

Total Increase (Decrease) in Net Assets	22,643	122	379,468	11,152

Net Assets as of December 31, 2023:	$1,604,411	$3,747	$1,578,250	$137,172

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA BB

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

Fidelity® VIP Overseas Initial Class Subaccount

Net Assets as of December 31, 2021:	$177,131

Investment Income:
Reinvested Dividends	1,489
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,047

Net Investment Income (Loss)	(558)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,263
Realized Gain (Loss) on Investments	144

Net Realized Capital Gains (Losses) on Investments	1,407
Net Change in Unrealized Appreciation (Depreciation)	(46,189)

Net Gain (Loss) on Investment	(44,782)

Net Increase (Decrease) in Net Assets Resulting from Operations	(45,340)

Increase (Decrease) in Net Assets from Contract Transactions	(131)

Total Increase (Decrease) in Net Assets	(45,471)

Net Assets as of December 31, 2022:	$131,660

Investment Income:
Reinvested Dividends	1,536
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,143

Net Investment Income (Loss)	(607)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	388
Realized Gain (Loss) on Investments	258

Net Realized Capital Gains (Losses) on Investments	646
Net Change in Unrealized Appreciation (Depreciation)	24,608

Net Gain (Loss) on Investment	25,254

Net Increase (Decrease) in Net Assets Resulting from Operations	24,647

Increase (Decrease) in Net Assets from Contract Transactions	(130)

Total Increase (Decrease) in Net Assets	24,517

Net Assets as of December 31, 2023:	$156,177

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA BB

Notes to Financial Statements

December 31, 2023

1. Organization

Separate Account VA BB (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Pacer Choice Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP High Income Initial Class	Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP Overseas Initial Class	Fidelity® VIP Overseas Portfolio Initial Class

Transamerica Life Insurance Company

Separate Account VA BB

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

Separate Account VA BB

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

Fidelity® VIP Equity-Income Initial Class	$73,950	$135,406

Fidelity® VIP Government Money Market Initial Class	177	55

Fidelity® VIP Growth Initial Class	67,673	47,891

Fidelity® VIP High Income Initial Class	7,500	1,929

Fidelity® VIP Overseas Initial Class	1,924	2,273

Transamerica Life Insurance Company

Separate Account VA BB

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Equity-Income Initial Class	-	(921)	(921)	-	(633)	(633)

Fidelity® VIP Government Money Market Initial Class	-	-	-	-	(2,710)	(2,710)

Fidelity® VIP Growth Initial Class	-	(126)	(126)	-	(11)	(11)

Fidelity® VIP High Income Initial Class	-	-	-	-	-	-

Fidelity® VIP Overseas Initial Class	-	(3)	(3)	-	(3)	(3)

Transamerica Life Insurance Company

Separate Account VA BB

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Equity-Income Initial Class	$-	$(112,455)	$(112,455)	$-	$(76,107)	$(76,107)

Fidelity® VIP Government Money Market Initial Class	-	1	1	-	(47,523)	(47,523)

Fidelity® VIP Growth Initial Class	-	(27,338)	(27,338)	-	(2,180)	(2,180)

Fidelity® VIP High Income Initial Class	-	1	1	-	-	-

Fidelity® VIP Overseas Initial Class	-	(130)	(130)	-	(131)	(131)

Transamerica Life Insurance Company

Separate Account VA BB

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Equity-Income Initial Class
12/31/2023	12,312	$130.31	to	$130.31	$1,604,411	1.91%	1.50%	to	1.50%	9.02%	to	9.02%
12/31/2022	13,233	119.54	to	119.54	1,581,768	1.89	1.50	to	1.50	(6.36)	to	(6.36)
12/31/2021	13,866	127.65	to	127.65	1,770,043	1.90	1.50	to	1.50	23.05	to	23.05
12/31/2020	14,675	103.74	to	103.74	1,522,385	1.80	1.50	to	1.50	5.12	to	5.12
12/31/2019	16,393	98.69	to	98.69	1,617,816	1.99	1.50	to	1.50	25.56	to	25.56
Fidelity® VIP Government Money Market Initial Class
12/31/2023	206	18.18	to	18.18	3,747	4.79	1.50	to	1.50	3.35	to	3.35
12/31/2022	206	17.59	to	17.59	3,625	0.36	1.50	to	1.50	(0.06)	to	(0.06)
12/31/2021	2,916	17.60	to	17.60	51,321	0.01	1.50	to	1.50	(1.47)	to	(1.47)
12/31/2020	3,866	17.86	to	17.86	69,035	0.32	1.50	to	1.50	(1.16)	to	(1.16)
12/31/2019	3,929	18.07	to	18.07	70,988	2.00	1.50	to	1.50	0.51	to	0.51
Fidelity® VIP Growth Initial Class
12/31/2023	6,435	245.26	to	245.26	1,578,250	0.13	1.50	to	1.50	34.23	to	34.23
12/31/2022	6,561	182.72	to	182.72	1,198,782	0.61	1.50	to	1.50	(25.57)	to	(25.57)
12/31/2021	6,572	245.49	to	245.49	1,613,310	-	1.50	to	1.50	21.39	to	21.39
12/31/2020	8,685	202.23	to	202.23	1,756,307	0.08	1.50	to	1.50	41.77	to	41.77
12/31/2019	9,697	142.65	to	142.65	1,383,216	0.25	1.50	to	1.50	32.33	to	32.33
Fidelity® VIP High Income Initial Class
12/31/2023	2,881	47.60	to	47.60	137,172	5.77	1.50	to	1.50	8.85	to	8.85
12/31/2022	2,881	43.73	to	43.73	126,020	5.15	1.50	to	1.50	(12.68)	to	(12.68)
12/31/2021	2,881	50.09	to	50.09	144,324	5.03	1.50	to	1.50	2.87	to	2.87
12/31/2020	3,861	48.69	to	48.69	187,986	5.07	1.50	to	1.50	1.23	to	1.23
12/31/2019	3,929	48.10	to	48.10	188,993	5.17	1.50	to	1.50	13.41	to	13.41
Fidelity® VIP Overseas Initial Class
12/31/2023	3,245	48.13	to	48.13	156,177	1.06	1.50	to	1.50	18.73	to	18.73
12/31/2022	3,248	40.54	to	40.54	131,660	1.08	1.50	to	1.50	(25.60)	to	(25.60)
12/31/2021	3,251	54.48	to	54.48	177,131	0.53	1.50	to	1.50	17.93	to	17.93
12/31/2020	3,254	46.20	to	46.20	150,328	0.41	1.50	to	1.50	13.91	to	13.91
12/31/2019	4,438	40.56	to	40.56	179,994	1.72	1.50	to	1.50	25.88	to	25.88

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

Transamerica Life Insurance Company

Separate Account VA BB

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA BB

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of .30% of the daily net assets value of each subaccount for administrative expenses. An annual charge of 1.20% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA BB

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.